Accrued compensation and benefits	12 Months Ended
Dec. 31, 2012
Accrued compensation and benefits [Abstract]
Accrued compensation and benefits
(7)          Accrued compensation and benefits

Accrued compensation and benefits expenses consist of the following (in thousands):

	December 31,
	2011	2012
Accrued severance benefits	$1,774	$—
Other accrued compensation and benefits	580	716
	$2,354	$716

In November 2011, the Company's Board of Directors approved a restructuring plan designed to fund the Company's lead development programs through key milestones in 2012, eliminate plans to use its facility in East Norriton, Pennsylvania as a manufacturing center, and centralize its research and development operations in its leased facility in Winston-Salem, North Carolina. The Company is exploring options to significantly reduce the amount of space it currently rents.

The Company offered severance benefits to the terminated employees, and recorded a $1.7 million charge for personnel-related termination costs in the fourth quarter of 2011, of which $0.8 million was included in research and development expense and $0.9 million was included in general and administrative expense in the accompanying statements of operations. As of December 31, 2012 the Company had completed payment of these severance benefits.

As of December 31, 2011 accrued severance benefits also included $0.2 million related to the severance agreement the Company entered into with its former president and chief executive officer in June 2011. The severance agreement provided for the employee to receive 12 monthly severance payments equal to his current monthly salary and a one-time cash payment equal to his target bonus amount for 2011. During the year ended December 31, 2011, the Company recorded compensation expense within general and administrative expense and a corresponding liability of $0.7 million for the estimated value of the Company's obligations under the severance agreement. As of December 31, 2012, all payments in connection with the severance agreement were made.

The following table summarizes the activity related to accrued severance benefits for the year ended December 31, 2012 (in thousands).

Balance at December 31, 2011	$1,544
Net charges paid	(1,544)
Balance at December 31, 2012	$—

Other accrued compensation and benefits for the year ended December 31, 2011 and 2012 consisted primarily of accrued bonus of $0.4 million and $0.7 million, respectively.